Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 669,489	$ 510,894	$ 412,977
Betting Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	471,531	354,856	274,235
Media Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	144,463	105,313	91,605
Sports Technology and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 53,495	$ 50,725	$ 47,137